Secured Term Loan Facilities and Revolving Credit Facilities - June 2026 JOLCO Financing (Details) $ in Millions	Jun. 18, 2026 USD ($) vessel
JOLCO
Debt Instrument [Line Items]
Lease term	15 years
Lease quarterly payment	$ 2.1
JOLCO | Ethylene Vessel
Debt Instrument [Line Items]
Number of vessels under lease | vessel	2
JOLCO, Break Option One
Debt Instrument [Line Items]
Break option period	5 years
JOLCO, Break Option Two
Debt Instrument [Line Items]
Break option period	8 years 6 months
Line of Credit | June 2026 JOLCO Financing
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 205.8